INVENTORY (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2020	May 31, 2020
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
Inventory, consisting of material, overhead, labor, and manufacturing overhead, is stated at the lower of cost (first-in, first-out) or market, and consists of the following:

	November 30,	May 31,
	2020	2020
Raw materials	$527,984	$134,697
Finished goods	860,416	440,545
Total	$1,388,400	$575,242

Inventory, consisting of material, overhead, labor, and manufacturing overhead, is stated at the lower of cost (first-in, first-out) or market, and consists of the following:

	May 31,	May 31,
	2020	2019
Raw materials	$134,697	$323,635
Finished goods	440,545	423,198
Total	$575,242	$746,833